Document and Entity Information Document	May 13, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Registrant Name	FINANCE OF AMERICA COMPANIES INC.
Entity Central Index Key	0001828937
Amendment Flag	false
Entity File Number	001-40308
Entity Tax Identification Number	85-3474065
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	877
Local Phone Number	202-2666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line One	5830 Granite Parkway
Entity Incorporation, State or Country Code	DE
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOA
Security Exchange Name	NYSE
CBOE STOCK EXCHANGE [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase shares of Class A Common Stock
Trading Symbol	FOA.WS
Security Exchange Name	NYSE